MINERAL INTERESTS	12 Months Ended
Dec. 31, 2025
MINERAL INTERESTS
MINERAL INTERESTS
7.	MINERAL INTERESTS

The Company holds a 100% interest in 30 mineral claims and 1 mineral lease at the Treasure Mountain Property, located near Hope, B.C. The properties are subject to a 2% net smelter royalty. The property remains in good standing, and further carrying charges and evaluation costs are being charged to the consolidated statement of operations as an operating expense.

The Company holds a 100% interest in New Craigmont Property comprising 22 mineral claims and 10 mineral leases located in Lower Nicola, BC. The properties are subject to a 2% net smelter royalty.

7.	MINERAL INTERESTS – (continued)

The Company’s group of claims consists of the following:

	December 31,	December 31,
	2025	2024
	$	$
a) The Treasure Mountain group of claims located in the Similkameen Mining Division of British Columbia	1	1

b) A Crown Grant mineral claim (Lot 1210) in the Yale Mining Division contiguous to the Treasure Mountain Claims known as the “Eureka”	1	1

c) The surface rights to Lot 1209 located in the Yale Mining Diversion of British Columbia known as the “Whynot Fraction”	1	1

d) Acquisition of 50% interest in Dominion Creek Property, located in the Cariboo Mining Diversion of British Columbia	1	1

	4	4

Exploration costs incurred are as follows:

	Years
	Ended December 31,
	2025	2024
	$	$
New Craigmont Property
Assay	81,915	16,422
Depreciation and amortization	—	13,360
Drilling and mapping	669,166	1,343,484
Field supplies and rentals	32,445	78,597
First Nations liaison consulting	15,000	17,500
Geological consulting and technical fees	410,075	561,754
Tenure lease	5,497	1,664
Exploration tax credits	—	(273,371)
Total costs incurred during the year	1,214,098	1,759,410

Dominion Creek Property

On May 31, 2021, the Company entered into a Mineral Property Purchase Agreement (“Dominion Purchase Agreement”) and acquired a 50% interest in 8 mineral claims known as the Dominion Creek Property from High Range Exploration Ltd (“High Range”). The Dominion Creek Property is located near Prince George, BC. The Company acquired 50% by paying $225,000, $75,000 of which was used to commence work on a 10,000-tonne bulk sample permit application. During the year ended December 31, 2022, the Company impaired the Dominion Creek Property by $224,999 to $1 due to the delays in development.

The Company is committed to acquiring the 10,000 tons bulk sample permit. Nicola will, within 30 days of High Range receiving the Permit, commence incremental funding the following costs (collectively “Initial Costs”):

7.	MINERAL INTERESTS – (continued)

Dominion Creek Property – (continued)

i)	Camp construction costs not to exceed $50,000 (incurred);
ii)	Road construction upgrade costs not to exceed $300,000 (incurred);
iii)	Reclamation bonding costs not to exceed $100,000 (paid); and
iv)	The Company also agreed to fund the project up to and including all costs to produce and ship 3,000 tons of ore.

A part of the Dominion Purchase Agreement, the Company entered a mining and profit sharing agreement (“Dominion Milling Agreement”). The Company would receive an even split for all profits after certain costs are reimbursed to High Range and Nicola (which includes all of Initial Costs).

Stripping costs incurred are as follows:

	Years Ended December 31,
	2025	2024
	$	$
Dominion Creek Project
Depreciation and amortization	28,403	—
Field supplies and rentals	151,606	—
Geological consulting and technical fees	6,274	—
Trenching	1,121,453	—
Other exploration expense	22,826	—
Total costs incurred during the year	1,330,562	—